Shareholders’ Equity (Deficit) (Details)									6 Months Ended				12 Months Ended
	Oct. 14, 2025 USD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥)	Jun. 27, 2025 USD ($) $ / shares shares	Mar. 07, 2025 USD ($) shares	Feb. 21, 2025 USD ($) $ / shares shares	Feb. 21, 2025 CNY (¥) shares	Nov. 13, 2023 shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) shares	Dec. 31, 2025 $ / shares shares	Mar. 07, 2025 CNY (¥) shares	Mar. 07, 2025 $ / shares
Shareholders’ Equity (Deficit) [Line Items]
Share issued price per share (in Dollars per share) | $ / shares	$ 0.002
Warrant exercisable				5 years
Cash proceeds (in Dollars)				$ 50,000,000					$ 9	¥ 58		¥ 357,040,338
Net proceeds		$ 46,100,000	¥ 330,500,000
Aggregate amount (in Dollars) | $	$ 25,000,000
Net proceeds											$ 3,700,000	¥ 26,600,000
Lenders [Member]
Shareholders’ Equity (Deficit) [Line Items]
Convert the loans into share (in Dollars per share) | $ / shares				$ 8.4
Ordinary Shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Gross proceeds | ¥							¥ 42,400,000
Increase in authorized share capital (in Dollars) | ¥														¥ 50,000
ESOP [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 0.002
Exercised shares									4,225	4,225	3,811	3,811
Class A Ordinary Shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 0.002				$ 0.002
Share authorized									1,097,141,091				1,097,141,091
New issuance of shares				5,952,381		913,714	913,714
Gross proceeds | $						$ 5,900,000
Authorized share capital (in Dollars) | $					$ 4,200,000
Ordinary shares														2,100,000,000
Ordinary shares issued														25,000,000
Share issued price per share (in Dollars per share) | $ / shares				$ 10
Comprising shares					1,097,141,091
Warrants outstanding				5,952,381
Repurchased ordinary shares									1,042,401
Paid consideration (in Dollars) | $									$ 2,700,000
Repurchase value (in Yuan Renminbi) | ¥										¥ 18,000,000
Share issued, ESOP									447,791	447,791			452,016
Ordinary shares, share issued									20,712,924				20,712,924
Ordinary shares, share outstanding									19,147,732				20,185,908
Class A Ordinary Shares [Member] | Warrant [Member]
Shareholders’ Equity (Deficit) [Line Items]
Warrants outstanding		573,233									573,233
Exercise price per share (in Dollars per share) | $ / shares		$ 6.46									$ 6.46
Class A Ordinary Shares [Member] | 2022 Share Incentive Plan [Member]
Shareholders’ Equity (Deficit) [Line Items]
New issuance of shares								518,950
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares															$ 0.002
New issuance of shares											5,952,381	5,952,381
Exercised shares									4,225	4,225
Class B Ordinary Shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 0.002				$ 0.002
Share authorized									2,858,909				2,858,909
Ordinary shares														2,858,909
Authorized share														1,000,000,000
Ordinary shares, share issued									2,858,909				2,858,909
Ordinary shares, share outstanding									2,858,909				2,858,909
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Exercised shares
Class B Ordinary Shares [Member] | Minimum [Member]
Shareholders’ Equity (Deficit) [Line Items]
Number of share					15
Class B Ordinary Shares [Member] | Maximum [Member]
Shareholders’ Equity (Deficit) [Line Items]
Number of share					30
Class A and Class B Ordinary Shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares, share issued									23,571,833				23,571,833
Ordinary shares, share outstanding									22,006,641				23,044,817
USDT [Member]
Shareholders’ Equity (Deficit) [Line Items]
Gross proceeds | $						3,900,000
Bitcoin [Member]
Shareholders’ Equity (Deficit) [Line Items]
Gross proceeds | $						$ 2,000,000
Private Placement [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 6.46
Kastle Limited [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Share authorized								518,950